NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTEREST

29.  NON-CONTROLLING INTERESTS

As at December 31, 2024, the non-controlling interests (“NCI”) of the State of Burkina Faso, which represents a 10% interest in Roxgold SANU S.A., totaled $10.0 million. The income attributable to the NCI for the year ended December 31, 2024, totaling $7.3 million, is based on net income for Yaramoko.

As at December 31, 2024, the NCI of the State of Côte d’Ivoire, which represents a 10% interest in Roxgold SANGO S.A., totaled $52.2 million. The income attributable to the NCI for the year ended December 31, 2024, totaling $5.8 million, is based on net income for Séguéla.

Summarized statement of financial position
	Yaramoko	Séguéla
As at December 31, 2024	$	$
Non-controlling interests percentage	10%	10%
Current assets	63,106	76,580
Non-current assets	130,952	397,475
Current liabilities	(40,888)	(97,752)
Non-current liabilities	(30,421)	(201,716)
Net assets	122,749	174,587

Non-controlling interests	10,009	52,199

Summarized income statement
	Yaramoko	Séguéla
For the year ended December 31, 2024	$	$
Revenue	278,347	330,415
Net income and comprehensive income	52,440	112,644

Summarized cash flows
	Yaramoko	Séguéla
For the year ended December 31, 2024	$	$
Cash flows provided by operating activities	123,638	159,145
Cash flows used in investing activities	(30,503)	(128,052)
Cash flows used in financing activities	(82,468)	(77,115)